Consolidated statements of profit or loss and total comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss and total comprehensive income
Revenues	$ 333,662	$ 378,687	$ 383,201
Net pool allocation		1,058	3,700
Voyage expenses and commissions	(10,443)	(7,308)	(7,506)
Vessel operating costs	(74,798)	(76,742)	(73,697)
Depreciation	(83,058)	(89,309)	(87,584)
General and administrative expenses	(18,960)	(19,401)	(19,754)
Impairment loss on vessels	(23,923)	(138,848)
Profit from operations	122,480	48,137	198,360
Financial costs	(50,987)	(71,998)	(72,714)
Financial income	295	1,887	2,448
Loss on derivatives	(14,929)	(12,795)	(48)
Total other expenses, net	(65,621)	(82,906)	(70,314)
Profit/(loss) for the year	56,859	(34,769)	128,046
Total comprehensive income/(loss) for the year	$ 56,859	$ (34,769)	$ 128,046
Common units
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)	$ 0.55	$ (1.43)	$ 1.77
Earnings/(loss) per unit (diluted)	0.52	(1.43)	1.76
General partner units
Earnings/(loss) per unit attributable to the Partnership, basic and diluted:
Earnings/(loss) per unit (basic)	0.55	(1.52)	1.83
Earnings/(loss) per unit (diluted)	0.55	(1.52)	1.83
Earnings/(loss) per unit (basic and diluted)	$ 0.55	$ (1.52)	$ 1.83